Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Schedule of Long-Term Debt
	As of December 31,	As of December 31,
	2023	2022
Equipment financing	4,022	47,020
Vehicle loans	—	127
Total long-term debt	4,022	47,147
Less current portion of long-term debt	(4,022)	(43,054)
Non-current portion of long-term debt	—	4,093

Schedule of Movement in Long-Term Debt	Movement in long-term debt is as follows:
	As of December 31,	As of December 31
	2023	2022
Balance as of January 1,	47,147	11,167
Issuance of long-term debt	—	67,201
Payments	(33,233)	(38,532)
Gain on extinguishment of long-term debt	(12,580)	—
Interest on long-term debt	2,688	7,311
Balance as of period end	4,022	47,147

Schedule of Company’s Equipment Financing Consisted only of the NYDIG Loan	As of December 31, 2023, the Company’s equipment financing consisted only of the NYDIG Loan. The NYDIG Loan balance and the net book value (“NBV”) of its related collateral, as of December 31, 2023, are as follows:
	Maturity date	Stated rate	Effective rate*	Monthly repayment ($)	Long-term debt balance ($)	NBV of Collateral ($)	Collateral**
NYDIG Loan	February 2024	12.0%	14.4%	2,043	4,022	21,840	10,395

*Represents the implied interest rate after capitalizing financing and origination fees.

**Represents the quantity of WhatsMiners received in connection with the equipment financing and pledged as collateral for the related loan.